Credit Facility (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility [Line Items]
Unamortized debt issuance expense	$ 3,100,000	4,200,000
Line of Credit Outstanding Balance	237,400,000	0
Revolving Unsecured Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving unsecured credit facility	425,000,000
Initiation date	December 2010
Expiration date	March 2014
Available one-year extension options	2
Variable interest rate, LIBOR plus basis points	185
Line of credit facility, commitment fee basis points	35
Line of credit facility, all-in drawn variable interest rate	220
Line of Credit Borrowing Capacity	187,600,000
Line of Credit Outstanding Balance	237,400,000
Average borrowing rate during period (in hundredths)	2.10%	1.30%	1.20%
Revolving Unsecured Credit Facility Replaced [Member]
Line of Credit Facility [Line Items]
Revolving unsecured credit facility	$ 355,000,000
Expiration date	May 2011